Charles Schwab Investment Management, Inc.
211 Main Street
San Francisco, CA 94105
December 19, 2011
VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Strategic Trust (File Nos. 333-160595 and 811-22311)

Schwab U.S. Broad Market ETF	Schwab U.S. Small-Cap ETF
Schwab U.S. Large-Cap	Schwab U.S. Dividend Equity ETF
Schwab U.S. Large-Cap Growth	Schwab International Equity ETF
Schwab U.S. Large-Cap Value	Schwab International Small-Cap Equity ETF
Schwab U.S. Mid-Cap ETF	Schwab Emerging Markets Equity ETF
Post-Effective Amendment No. 21
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, each prospectus and Statement of Additional Information, dated December 17, 2011, for the above-named funds that would have been filed pursuant to Rule 497(c) do not differ from each prospectus and Statement of Additional Information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.
Sincerely,

/s/ David J. Lekich David J. Lekich
Senior Vice President
Charles Schwab Investment Management, Inc.